UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Dreman Concentrated Value Fund

	Shares	Value ($)

Common Stocks 97.3%
Consumer Staples 18.1%
Tobacco
Altria Group, Inc.	90,100	7,526,053
UST, Inc.	45,600	2,410,416

		9,936,469
Energy 26.6%
Oil, Gas & Consumable Fuels
Apache Corp.	23,700	1,547,136
Chevron Corp.	44,900	2,891,560
ConocoPhillips	72,758	4,615,040
Devon Energy Corp.	26,400	1,649,736
Occidental Petroleum Corp.	30,500	1,555,195
Tesoro Corp.	17,600	1,137,136
Valero Energy Corp.	21,200	1,216,880

		14,612,683
Financials 30.9%
Capital Markets 4.2%
Morgan Stanley	16,900	1,111,851
The Goldman Sachs Group, Inc.	8,000	1,189,200

		2,301,051
Commercial Banks 2.8%
Wachovia Corp.	28,700	1,567,881
Diversified Financial Services 4.5%
Bank of America Corp.	47,700	2,455,119
Insurance 3.4%
American International Group, Inc.	29,400	1,876,308
Thrifts & Mortgage Finance 16.0%
Fannie Mae	50,700	2,669,355
Freddie Mac	39,300	2,499,480
Washington Mutual, Inc.	86,500	3,623,485

		8,792,320
Health Care 21.7%
Health Care Equipment & Supplies 1.3%
Adeza Biomedical Corp.*	14,500	246,065
Bausch & Lomb, Inc.	9,500	459,895

		705,960
Health Care Providers & Services 7.2%
Aetna, Inc.	44,300	1,651,061
UnitedHealth Group, Inc.	44,000	2,285,800

		3,936,861
Pharmaceuticals 13.2%
Pfizer, Inc.	142,200	3,919,032
Wyeth	68,400	3,331,080

		7,250,112

Total Common Stocks (Cost $48,594,923)		53,434,764

Cash Equivalents 1.5%
Cash Management QP Trust, 5.33% (a) (Cost $840,572)	840,572	840,572
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 49,435,495)	98.8	54,275,336
Other Assets and Liabilities, Net	1.2	672,073

Net Assets	100.0	54,947,409

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Concentrated Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006